Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earning Per Share Basic And Diluted [Abstract]
Net income available for common shareholders (A)	$ 88,136	$ 72,361	$ 72,738
Weighted average outstanding shares of common stock (B)	7,431	7,446	7,496
Dilutive effect of stock-based awards	38	26	44
Common stock and common stock equivalents (C)	7,469	7,472	7,540
Earnings Per Share
Basic (A/B)	$ 11.86	$ 9.72	$ 9.7
Diluted (A/C)	$ 11.8	$ 9.68	$ 9.65